Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Balance at beginning of year		$ 581	$ 1,256	$ 607
Increases for prior year tax positions		0	438	1
Increases for current year tax positions		26	103	648
Decreases for prior year tax positions		0	(589)	0
Decreases due to settlements		0	0	0
Decreases due to statutes lapsing		0	0	0
Balance at end of year	$ 581	607	$ 1,208	$ 1,256
Predecessor
Income Tax Contingency [Line Items]
Balance at beginning of year	581	$ 581
Increases for prior year tax positions	0
Increases for current year tax positions	0
Decreases for prior year tax positions	0
Decreases due to settlements	0
Decreases due to statutes lapsing	0
Balance at end of year	$ 581